Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—99.31%	Value ($)
	Consumer Discretionary—38.71%
1,975,621	Adtalem Global Education, Inc.(a)(b)	134,757,108
699,277	Royal Caribbean Cruises, Ltd.(a)	111,485,732
8,891,670	Paramount Global	92,384,451
2,677,068	Madison Square Garden Entertainment Corporation(a)	91,636,038
2,331,910	Sphere Entertainment Company(a)	81,756,765
1,409,333	Boyd Gaming Corporation	77,654,248
17,164,906	Leslie’s, Inc.(a)(b)	71,920,956
4,415,523	Mattel, Inc.(a)	71,796,404
2,454,623	Interpublic Group of Companies, Inc.	71,404,983
2,070,821	Gentex Corporation	69,807,376
306,553	Madison Square Garden Sports Corporation(a)	57,671,816
3,130,262	Manchester United plc(a)	50,522,429
		982,798,306
	Consumer Staples—2.75%
640,553	J.M. Smucker Company	69,845,899
	Energy—2.80%
3,505,349	Core Laboratories, Inc.(b)	71,123,531
	Financials—20.50%
1,142,291	Northern Trust Corporation	95,929,598
589,511	Affiliated Managers Group, Inc.	92,099,304
2,114,559	Carlyle Group, Inc.	84,899,544
2,176,682	Lazard, Inc.	83,105,719
988,532	First American Financial Corporation	53,331,301
504,588	BOK Financial Corporation	46,240,444
1,323,438	Janus Henderson Group plc	44,613,095
2,070,647	GCM Grosvenor, Inc.	20,209,515
		520,428,520
	Health Care—8.15%
1,140,938	Prestige Consumer Healthcare, Inc.(a)	78,553,581
4,418,861	Envista Holdings Corporation(a)	73,485,659
266,140	Charles River Laboratories International, Inc.(a)	54,979,201
		207,018,441
	Industrials—20.92%
858,735	Mohawk Industries, Inc.(a)	97,543,709
11,893,381	ADT, Inc.	90,389,696
557,191	Generac Holdings, Inc.(a)	73,671,794
202,915	Zebra Technologies Corporation(a)	62,686,531
1,815,278	Axalta Coating Systems, Ltd.(a)	62,028,049
2,334,730	Kennametal, Inc.	54,959,544
2,499,746	Resideo Technologies, Inc.(a)	48,895,032
611,950	Masco Corporation	40,798,707
		530,973,062
	Real Estate—3.78%
467,762	Jones Lang LaSalle, Inc.(a)	96,022,183
	Utilities—1.70%
740,649	Stericycle, Inc.(a)	43,053,926
	Total Common Stocks (Cost $1,907,694,695)	2,521,263,868

See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—0.61%	Value ($)
15,310,875	Northern Institutional Treasury Portfolio, 5.15%(c)	15,310,875
	Total Short-Term Investments (Cost $15,310,875)	15,310,875

	Total Investments—99.92% (Cost $1,923,005,570)	2,536,574,743
	Other Assets less Liabilities—0.08%	2,148,322
	Net Assets—100.00%	2,538,723,065
Ariel Appreciation Fund

Number of Shares	Common Stocks—98.85%	Value ($)
	Consumer Discretionary—25.29%
1,999,421	Mattel, Inc.(a)	32,510,585
985,594	Interpublic Group of Companies, Inc.	28,670,929
386,415	CarMax, Inc.(a)	28,339,676
141,296	Madison Square Garden Sports Corporation(a)	26,582,016
1,490,306	Knowles Corporation(a)	25,722,682
581,949	Gentex Corporation	19,617,501
530,740	Madison Square Garden Entertainment Corporation(a)	18,167,230
983,543	Manchester United plc(a)	15,874,384
448,560	BorgWarner, Inc.	14,461,574
80,253	Vail Resorts, Inc.	14,455,973
335,861	Sphere Entertainment Company(a)	11,775,287
711,339	Paramount Global	7,390,812
		243,568,649
	Consumer Staples—4.67%
162,054	J.M. Smucker Company	17,670,368
1,155,575	Walgreens Boots Alliance, Inc.	13,976,680
261,441	Molson Coors Brewing Company	13,289,046
		44,936,094
	Energy—5.89%
1,634,510	Core Laboratories, Inc.	33,164,208
1,241,184	NOV, Inc.	23,594,908
		56,759,116
	Financials—25.46%
544,986	Northern Trust Corporation	45,767,924
90,682	Goldman Sachs Group, Inc.	41,017,282
287,692	Aflac, Inc.	25,693,773
671,161	Lazard, Inc.	25,624,927
611,634	Carlyle Group, Inc.	24,557,105
321,273	The Charles Schwab Corporation	23,674,607
380,408	First American Financial Corporation	20,523,012
220,324	BOK Financial Corporation	20,190,491
172,098	KKR & Company, Inc.	18,111,594
		245,160,715
	Health Care—11.29%
147,725	Labcorp Holdings, Inc.	30,063,515
144,321	Charles River Laboratories International, Inc.(a)	29,813,832
164,532	Zimmer Biomet Holdings, Inc.	17,856,658
1,013,819	Envista Holdings Corporation(a)	16,859,810
51,713	Bio-Rad Laboratories, Inc.(a)	14,123,338
		108,717,153
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—98.85%	Value ($)
	Industrials—20.74%
226,843	Generac Holdings, Inc.(a)	29,993,181
1,055,002	Kennametal, Inc.	24,834,747
307,193	Stanley Black & Decker, Inc.	24,541,649
707,436	Axalta Coating Systems, Ltd.(a)	24,173,088
2,579,378	ADT, Inc.	19,603,273
139,467	Keysight Technologies, Inc.(a)	19,072,112
70,674	Littelfuse, Inc.	18,063,568
196,365	nVent Electric plc	15,043,523
757,709	Resideo Technologies, Inc.(a)	14,820,788
78,448	The Middleby Corporation(a)	9,618,509
		199,764,438
	Real Estate—4.30%
102,549	Jones Lang LaSalle, Inc.(a)	21,051,259
228,814	CBRE Group, Inc., Class A(a)	20,389,616
		41,440,875
	Utilities—1.21%
199,964	Stericycle, Inc.(a)	11,623,907
	Total Common Stocks (Cost $702,022,994)	951,970,947

Number of Shares	Short-Term Investments—1.16%	Value ($)
11,123,352	Northern Institutional Treasury Portfolio, 5.15%(c)	11,123,352
	Total Short-Term Investments (Cost $11,123,352)	11,123,352

	Total Investments—100.01% (Cost $713,146,346)	963,094,299
	Other Assets less Liabilities—(0.01)%	(71,552)
	Net Assets—100.00%	963,022,747
Ariel Focus Fund

Number of Shares	Common Stocks—98.52%	Value ($)
	Basic Materials—6.11%
123,024	Barrick Gold Corporation	2,052,040
66,915	Mosaic Company	1,933,843
		3,985,883
	Consumer Discretionary—15.62%
71,126	PHINIA, Inc.	2,799,519
36,441	Boyd Gaming Corporation	2,007,899
10,347	Madison Square Garden Sports Corporation(a)	1,946,581
57,023	BorgWarner, Inc.	1,838,422
46,584	Madison Square Garden Entertainment Corporation(a)	1,594,570
		10,186,991
	Consumer Staples—2.67%
15,938	J.M. Smucker Company	1,737,880
	Energy—12.08%
103,849	APA Corporation	3,057,315
15,745	Chevron Corporation	2,462,833
116,131	Core Laboratories, Inc.	2,356,298
		7,876,446
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—98.52%	Value ($)
	Financials—23.91%
9,672	Goldman Sachs Group, Inc.	4,374,839
39,232	BOK Financial Corporation	3,595,220
87,560	Bank of America Corporation	3,482,261
22,193	Northern Trust Corporation	1,863,768
29,110	First American Financial Corporation	1,570,485
4,484	Affiliated Managers Group, Inc.	700,535
		15,587,108
	Health Care—6.75%
9,536	Labcorp Holdings, Inc.	1,940,671
11,936	Johnson & Johnson	1,744,566
39,374	ZimVie, Inc.(a)	718,575
		4,403,812
	Industrials—24.92%
14,351	Snap-on, Inc.	3,751,208
29,913	Mohawk Industries, Inc.(a)	3,397,818
6,630	Lockheed Martin Corporation	3,096,873
151,568	Resideo Technologies, Inc.(a)	2,964,670
170,453	Western Union Company	2,082,936
7,207	Generac Holdings, Inc.(a)	952,910
		16,246,415
	Technology—6.46%
29,846	Oracle Corporation	4,214,255
	Total Common Stocks (Cost $49,935,805)	64,238,790

Number of Shares	Short-Term Investments—1.47%	Value ($)
957,996	Northern Institutional Treasury Portfolio, 5.15%(c)	957,996
	Total Short-Term Investments (Cost $957,996)	957,996

	Total Investments—99.99% (Cost $50,893,801)	65,196,786
	Other Assets less Liabilities—0.01%	3,767
	Net Assets—100.00%	65,200,553
Ariel International Fund

Number of Shares	Common Stocks—97.31%	Value ($)
	Austria—2.37%
102,062	BAWAG Group AG(a)	6,459,825
	Belgium—4.29%
165,401	KBC Group NV	11,673,276
	China—1.73%
243,600	JD.com, Inc.	3,222,400
17,292	Baidu, Inc. ADR(a)	1,495,412
		4,717,812
	Denmark—4.02%
367,412	Danske Bank A/S	10,947,600
	Finland—1.10%
784,121	Nokia Corporation	2,988,266
	France—17.79%
442,177	Michelin (CGDE)	17,099,871
139,841	Sanofi	13,469,659
180,598	BNP Paribas SA	11,513,782
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.31%	Value ($)
	France—17.79% (continued)
124,450	AXA SA	4,074,361
9,269	Thales SA	1,484,032
3,681	Safran SA	778,184
		48,419,889
	Germany—15.06%
308,698	Fresenius Medical Care AG	11,822,261
48,930	Siemens AG	9,103,203
228,167	Daimler Truck Holding AG	9,082,692
187,954	Infineon Technologies AG	6,905,231
16,766	Deutsche Boerse AG	3,431,305
1,290	Muenchener Rueckver AG	645,172
		40,989,864
	Hong Kong—2.71%
911,000	CLP Holdings, Ltd.	7,361,216
	Hungary—1.26%
121,088	Wizz Air Holdings plc(a)	3,422,586
	Israel—5.43%
89,543	Check Point Software Technologies, Ltd.(a)	14,774,595
	Italy—5.81%
415,367	Stellantis NV	8,216,145
1,065,404	Snam SpA	4,713,448
583,685	Italgas SpA	2,876,698
		15,806,291
	Japan—12.32%
652,200	Subaru Corporation	13,823,121
219,500	Bridgestone Corporation	8,625,017
406,100	Bandai Namco Holdings, Inc.	7,925,626
53,700	Secom Company, Ltd.	3,169,799
		33,543,563
	Netherlands—2.54%
234,162	Koninklijke Ahold Delhaize NV	6,918,904
	Singapore—0.43%
112,800	Venture Corporation, Ltd.	1,182,903
	South Korea—3.83%
94,943	KB Financial Group, Inc.	5,414,475
84,520	Samsung Electronics Company, Ltd.	5,004,272
		10,418,747
	Spain—4.78%
547,589	Endesa SA	10,283,233
200,717	Tecnicas Reunidas SA(a)	2,714,918
		12,998,151
	Switzerland—1.21%
11,845	Roche Holding AG	3,289,362
	Taiwan—1.59%
24,853	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	4,319,700
	United Arab Emirates—0.47%
576,713	Emaar Properties PJSC	1,287,516
	United Kingdom—5.14%
448,262	GSK plc	8,666,882
2,101,021	Direct Line Insurance Group plc	5,333,049
		13,999,931
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.31%	Value ($)
	United States—3.43%
89,991	Aptiv plc(a)	6,337,166
29,542	Philip Morris International, Inc.	2,993,491
		9,330,657
	Total Common Stocks (Cost $230,487,635)	264,850,654

Number of Shares	Investment Companies—0.28%	Value ($)
15,164	Vanguard FTSE Developed Markets ETF	749,405
	Total Investment Companies (Cost $749,396)	749,405

	Total Investments—97.59% (Cost $231,237,031)	265,600,059
	Foreign Currency, Other Assets less Liabilities—2.41%	6,567,731
	Net Assets—100.00%	272,167,790
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
08/29/2024	UBS	Australian Dollar	25,219,796	United States Dollar	16,803,799	$48,246
08/29/2024	UBS	Swiss Franc	3,483,306	Euro	3,609,460	29,246
08/29/2024	UBS	United States Dollar	1,945,526	Chinese Offshore Yuan	14,043,841	13,082
Subtotal UBS						90,574
08/29/2024	JPMorgan	United States Dollar	25,140,239	Euro	23,017,061	416,209
Subtotal JPMorgan						416,209
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$506,783

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
08/29/2024	UBS	Japanese Yen	376,148,036	United States Dollar	2,439,241	$(78,926)
08/29/2024	UBS	Swedish Krona	12,062,253	Euro	1,063,802	(1,032)
Subtotal UBS						(79,958)
08/29/2024	JPMorgan	Japanese Yen	4,026,362	Chinese Offshore Yuan	188,645	(692)
08/29/2024	JPMorgan	Japanese Yen	1,885,788,626	United States Dollar	12,235,986	(402,733)
Subtotal JPMorgan						(403,425)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(483,383)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$23,400
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—97.64%	Value ($)
	Austria—1.07%
9,254	BAWAG Group AG(a)	585,715
	Belgium—2.92%
22,701	KBC Group NV	1,602,137
	Brazil—0.79%
26,791	Telefonica Brasil SA	217,296
36,374	BB Seguridade Participacoes SA	214,271
		431,567
	China—3.78%
16,661	Baidu, Inc. ADR(a)	1,440,843
47,600	JD.com, Inc.	629,664
		2,070,507
	Denmark—1.70%
31,212	Danske Bank A/S	930,009
	France—10.97%
67,407	Michelin (CGDE)	2,606,764
17,356	Sanofi	1,671,752
19,350	BNP Paribas SA	1,233,633
15,249	AXA SA	499,236
		6,011,385
	Germany—9.01%
42,720	Fresenius Medical Care AG	1,636,055
5,870	Siemens AG	1,092,087
27,333	Daimler Truck Holding AG	1,088,050
22,109	Infineon Technologies AG	812,261
1,515	Deutsche Boerse AG	310,058
		4,938,511
	Hong Kong—1.30%
88,500	CLP Holdings, Ltd.	715,113
	Hungary—1.27%
24,550	Wizz Air Holdings plc(a)	693,913
	Israel—5.06%
16,811	Check Point Software Technologies, Ltd.(a)	2,773,815
	Italy—1.93%
47,915	Stellantis NV	947,780
22,840	Italgas SpA	112,567
		1,060,347
	Japan—6.33%
63,900	Subaru Corporation	1,354,335
29,900	Bridgestone Corporation	1,174,888
48,100	Bandai Namco Holdings, Inc.	938,741
		3,467,964
	Netherlands—0.50%
9,353	Koninklijke Ahold Delhaize NV	276,358
	Peru—1.07%
3,642	Credicorp, Ltd.	587,564
	South Korea—4.32%
24,654	Samsung Electronics Company, Ltd.	1,459,717
15,966	KB Financial Group, Inc.	910,520
		2,370,237
	Spain—2.19%
63,819	Endesa SA	1,198,464
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—97.64%	Value ($)
	Switzerland—1.48%
2,920	Roche Holding AG	810,885
	Taiwan—3.59%
55,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,637,717
46,000	Catcher Technology Company, Ltd.	328,961
		1,966,678
	United Arab Emirates—0.46%
113,061	Emaar Properties PJSC	252,409
	United Kingdom—2.81%
63,329	GSK plc	1,224,429
124,812	Direct Line Insurance Group plc	316,812
		1,541,241
	United States—35.09%
7,161	Microsoft Corporation	3,200,609
47,033	Verizon Communications, Inc.	1,939,641
13,466	NetApp, Inc.	1,734,421
11,020	Capital One Financial Corporation	1,525,719
9,547	DaVita, Inc.(a)	1,322,928
30,492	Truist Financial Corporation	1,184,614
36,047	Intel Corporation	1,116,376
18,169	CVS Health Corporation	1,073,061
5,994	Allstate Corporation	957,002
80,348	CNH Industrial NV	813,925
22,087	Teradata Corporation(a)	763,327
10,758	Aptiv plc(a)	757,578
17,471	Bristol-Myers Squibb Company	725,571
9,724	Gilead Sciences, Inc.	667,164
4,631	D.R. Horton, Inc.	652,647
4,231	Lennar Corporation	634,100
4,090	U.S. Bancorp	162,373
		19,231,056
	Total Common Stocks (Cost $44,245,647)	53,515,875

Number of Shares	Investment Companies—0.44%	Value ($)
2,113	Vanguard Total World Stock Index Fund ETF	237,987
	Total Investment Companies (Cost $237,981)	237,987

	Total Investments—98.08% (Cost $44,483,628)	53,753,862
	Foreign Currency, Other Assets less Liabilities—1.92%	1,053,793
	Net Assets—100.00%	54,807,655
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of June 30, 2024 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
08/29/2024	UBS	United States Dollar	675,739	Chinese Offshore Yuan	4,877,847	$4,544
Subtotal UBS						4,544
08/29/2024	JPMorgan	United States Dollar	9,716,711	Euro	8,896,102	160,865
08/29/2024	JPMorgan	United States Dollar	904,419	Japanese Yen	139,387,396	29,768
Subtotal JPMorgan						190,633
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$195,177
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$195,177

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of June 30, 2024.
See Notes to Schedules of Investments.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2024 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2024.
Securities valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Fund’s pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available for any security, a fair value of such security will be determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such prices are provided by approved pricing vendors or other independent pricing sources.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2024 (Unaudited)
The following tables summarize the inputs used as of June 30, 2024 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,536,574,743	$963,094,299	$65,196,786
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,536,574,743	$963,094,299	$65,196,786
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$1,495,412	$—	$—	$1,495,412
Consumer Discretionary	65,249,346	—	—	65,249,346
Consumer Staples	9,912,395	—	—	9,912,395
Energy	2,714,918	—	—	2,714,918
Exchange Traded Funds	1,287,516	—	—	1,287,516
Financials	59,492,845	—	—	59,492,845
Health Care	37,248,164	—	—	37,248,164
Industrials	27,040,496	—	—	27,040,496
Information Technology	35,174,967	—	—	35,174,967
Utilities	25,234,595	—	—	25,234,595
Total Common Stocks	$264,850,654	$—	$—	$264,850,654
Investment Companies	749,405	—	—	749,405
Total Investments	$265,600,059	$—	$—	$265,600,059
Other Financial Instruments
Forward Currency Contracts^	$—	$23,400	$—	$23,400

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$3,597,780	$—	$—	$3,597,780
Consumer Discretionary	9,696,497	—	—	9,696,497
Consumer Staples	276,358	—	—	276,358
Exchange Traded Funds	252,409	—	—	252,409
Financials	11,019,663	—	—	11,019,663
Health Care	9,131,845	—	—	9,131,845
Industrials	3,687,975	—	—	3,687,975
Information Technology	13,827,204	—	—	13,827,204
Utilities	2,026,144	—	—	2,026,144
Total Common Stocks	$53,515,875	$—	$—	$53,515,875
Investment Companies	237,987	—	—	237,987
Total Investments	$53,753,862	$—	$—	$53,753,862
Other Financial Instruments
Forward Currency Contracts^	$—	$195,177	$—	$195,177

*	As of June 30, 2024, the Level 2 investments held were forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as
Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
SLOW AND STEADY WINS THE RACE

Notes to the
Schedules of Investments
As of June 30, 2024 (Unaudited)
Forward currency contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error versus their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act.  The following transactions were made during the period ended June 30, 2024 in securities of a company deemed to be an affiliated company of the Funds as of June 30, 2024:
Security name	Shares Held June 30, 2024	Market Value September 30, 2023	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value June 30, 2024	Dividend Income
Ariel Fund
Common Stocks - 10.94%
Consumer Discretionary - 8.14%
Adtalem Global Education, Inc.(a)	1,975,621	$93,783,010	$14,454,768	$30,170,090	$11,567,932	$45,121,488	$134,757,108	$—
Leslie’s, Inc.(a)	17,164,906	64,894,736	42,663,173	28,347,040	(24,875,108)	17,585,195	71,920,956	—
		$158,677,746	$57,117,941	$58,517,130	$(13,307,176)	$62,706,683	$206,678,064	$—
Energy - 2.80%
Core Laboratories, Inc.	3,505,349	70,305,482	8,800,658	—	—	(7,982,609)	71,123,531	93,617
Total Common Stocks		$228,983,228	$65,918,599	$58,517,130	$(13,307,176)	$54,724,074	$277,801,595	$93,617

(a)	Non-income producing.
SLOW AND STEADY WINS THE RACE